Income Taxes - Summary of Components of the Net Deferred Income Tax Asset Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Employee benefits	$ 222	$ 255
Contract liabilities	193	186
Inventories	84	83
Operating loss carryforwards	176	138
Other accrued expenses	70	36
Receivables	42	54
Lease liabilities	57	62
Tax credit carryforwards	128	133
Contract assets	99	120
Property, plant, and equipment	338	413
Capitalized R&D	554	307
Total deferred income tax asset	1,963	1,787
Valuation allowances	(272)	(279)	$ (250)	$ (228)
Total deferred income tax asset after valuation allowance	1,691	1,508
Deferred tax liabilities:
Goodwill & other intangible assets	(458)	(517)
ROU assets	(47)	(56)
Other	(6)	(33)
Total deferred income tax liability	(511)	(606)
Net deferred income tax asset (liability)	$ 1,180	$ 902